Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The total future minimum lease payments under the non-cancellable operating leases with respect to the offices and the laboratory as of December 31, 2019 are as follows:

For the years ending December 31,	Amount

2020	$597,198
2021	397,842
2022	75,174
2023	-
2024 and thereafter	-
Total	$1,070,214

Rental expenses for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017 were $664,155, $591,546 and $49,518, respectively.

Contingent Payment Obligations

The Group has entered into agreements with independent third parties for purchasing office and laboratory equipment. As of December 31, 2019, the Group had non-cancellable purchase commitments of $61,859.

The Group has additional contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are to be made upon achievements of certain conditions, such as Investigational New Drugs ("IND") filing or U.S. Food and Drug Administration ("FDA") approval, first commercial sale of the licensed products, or other achievements. The aggregate amount of the milestone payments that the Group are required to pay up to different achievements of conditions and milestones for all the license agreements signed as of December 31, 2019 are below:

Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$372,564
From entering phase 1 to before first commercial sale	24,216,410
First commercial sale	15,656,410
Net sales amount more than certain threshold in a year	75,769,231
Subtotal	116,014,615

Surgical robotics and medical devices: up to the conditions and milestones of
Before FDA approval	270,000
FDA approval obtained	200,000
Subtotal	470,000

Total	$116,484,615

For the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017, the Group incurred $nil, $30,000 and $nil milestone payments, respectively. For the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017, the Group did not incur any royalties or research and development funding, respectively. As of December 31, 2019, no other milestone payments had been triggered under any of the existing license agreements.